Supplemental Cashflow Information (Schedule of Changes in Liabilities Arising from Financing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amortization of transaction costs	$ 116
Bank Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	39,871	$ 39,768
Transaction cost	(1,338)
Loss on debt modifications	653
Amortization of transaction costs	116	103
Additions included as non-current	30,000
Liabilities arising from financing activities at end of period	69,302	39,871
Loan and lease obligation
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	906	3,034
Principal payments	(1,932)	(2,128)
Additions included as current	4,295
Additions included as non-current	5,497
Liabilities arising from financing activities at end of period	8,766	906
Interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	(140)	253
Interest accrued		(25)
Settlement of the swap	228
Change in fair value	(312)	(368)
Liabilities arising from financing activities at end of period	$ (224)	$ (140)